Quarterly Holdings Report
for
Strategic Advisers® Fidelity® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
STE-NPRT3-0426
1.9890709.107
Common Stocks - 61.3%
	Shares	Value ($)
AUSTRALIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
Anglogold Ashanti Plc (c)	1,898,332	242,549,880
Anglogold Ashanti Plc (South Africa)	528,579	67,622,909

TOTAL AUSTRALIA		310,172,789
AUSTRIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Raiffeisen Bank International AG	135,466	6,764,416
BRAZIL - 2.8%
Consumer Discretionary - 0.2%
Broadline Retail - 0.0%
MercadoLibre Inc (b)	7,300	12,830,334
Household Durables - 0.1%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,660,100	15,935,174
Cyrela Brazil Realty SA Empreendimentos e Participacoes	340,220	1,934,539
		17,869,713
Specialty Retail - 0.1%
Vibra Energia SA	7,191,385	41,971,372
TOTAL CONSUMER DISCRETIONARY		72,671,419
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	3,956,500	19,356,095
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PRIO SA/Brazil (b)	8,365,776	88,920,537
Financials - 1.5%
Banks - 0.9%
Banco do Brasil SA	8,230,100	43,265,619
Inter & Co Inc Class A	1,700,876	14,814,630
Itau Unibanco Holding SA	10,537,031	96,151,821
Itausa SA	20,622,650	57,404,704
NU Holdings Ltd/Cayman Islands Class A (b)	7,797,776	116,810,685
		328,447,459
Capital Markets - 0.5%
Banco BTG Pactual SA unit	13,796,748	164,866,631
XP Inc Class A	592,600	12,758,678
		177,625,309
Financial Services - 0.1%
StoneCo Ltd Class A (b)	2,027,630	34,064,184
TOTAL FINANCIALS		540,136,952
Industrials - 0.1%
Ground Transportation - 0.1%
Localiza Rent a Car SA	4,668,170	46,221,849
Information Technology - 0.1%
Software - 0.1%
TOTVS SA	3,101,600	22,893,698
Materials - 0.2%
Metals & Mining - 0.2%
Vale SA ADR	5,072,485	87,145,292
Utilities - 0.3%
Electric Utilities - 0.3%
Axia Energia	5,717,161	68,329,358
Axia Energia Series C	1,039,599	11,972,676
Equatorial SA	3,042,400	24,990,825
TOTAL UTILITIES		105,292,859
TOTAL BRAZIL		982,638,701
CANADA - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cameco Corp	291,500	34,487,204
Materials - 0.1%
Metals & Mining - 0.1%
Torex Gold Resources Inc	532,255	32,429,685
TOTAL CANADA		66,916,889
CHILE - 0.4%
Financials - 0.1%
Banks - 0.1%
Banco de Chile	146,390,200	30,193,230
Materials - 0.3%
Metals & Mining - 0.3%
Antofagasta PLC	2,043,569	117,541,393
TOTAL CHILE		147,734,623
CHINA - 14.3%
Communication Services - 3.0%
Entertainment - 0.3%
iQIYI Inc Class A ADR (b)	813,237	1,301,178
Netease Inc	722,020	16,263,640
Netease Inc ADR	162,767	18,713,322
Tencent Music Entertainment Group A Shares	3,386,468	24,658,643
Tencent Music Entertainment Group Class A ADR	3,314,034	48,384,897
		109,321,680
Interactive Media & Services - 2.7%
Baidu Inc A Shares (b)	2,768,999	43,011,800
Tencent Holdings Ltd	13,490,346	887,581,570
Weibo Corp Class A ADR (c)	162,441	1,613,039
		932,206,409
TOTAL COMMUNICATION SERVICES		1,041,528,089
Consumer Discretionary - 3.5%
Automobile Components - 0.0%
Minth Group Ltd	446,000	2,501,531
Automobiles - 0.5%
BYD Co Ltd H Shares	13,123,127	158,200,688
Yadea Group Holdings Ltd (d)(e)	2,170,000	3,164,826
		161,365,514
Broadline Retail - 1.8%
Alibaba Group Holding Ltd	14,863,479	268,980,536
Alibaba Group Holding Ltd ADR	1,694,254	244,158,944
JD.com Inc ADR	314,511	8,343,977
PDD Holdings Inc Class A ADR (b)	895,063	92,844,885
Prosus NV Class N	311,013	15,986,205
		630,314,547
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	951,120	5,230,871
New Oriental Education & Technology Group Inc ADR	428,860	23,437,199
TAL Education Group Class A ADR (b)	1,065,390	11,218,556
		39,886,626
Hotels, Restaurants & Leisure - 0.8%
H World Group Ltd ADR	1,567,765	85,913,522
Luckin Coffee Inc ADR (b)	328,800	11,501,424
Meituan B Shares (b)(d)(e)	7,343,342	75,614,437
Shangri-La Asia Ltd	29,908,426	19,458,789
Trip.com Group Ltd	160,490	8,329,136
Trip.com Group Ltd ADR	374,731	19,718,345
Yum China Holdings Inc (c)	1,020,800	56,052,128
		276,587,781
Household Durables - 0.2%
Haier Smart Home Co Ltd A Shares (China)	18,898,441	70,818,864
Specialty Retail - 0.0%
Zhongsheng Group Holdings Ltd	1,828,500	2,421,359
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	89,400	971,888
Bosideng International Holdings Ltd	16,174,000	10,047,504
Shenzhou International Group Holdings Ltd	854,800	6,921,745
		17,941,137
TOTAL CONSUMER DISCRETIONARY		1,201,837,359
Consumer Staples - 0.4%
Beverages - 0.4%
China Resources Beer Holdings Co Ltd	1,164,500	4,108,214
China Resources Beverage Holdings Co Ltd	320,800	411,692
Eastroc Beverage Group Co Ltd A Shares (China)	940,400	33,122,835
Kweichow Moutai Co Ltd A Shares (China)	291,133	61,766,110
Tsingtao Brewery Co Ltd H Shares	370,000	2,506,583
		101,915,434
Consumer Staples Distribution & Retail - 0.0%
Yifeng Pharmacy Chain Co Ltd A Shares (China)	596,700	2,114,230
Food Products - 0.0%
China Mengniu Dairy Co Ltd	2,747,000	5,681,220
Muyuan Foods Co Ltd H Shares	823,100	4,296,777
		9,977,997
Personal Care Products - 0.0%
Mao Geping Cosmetics Co LTD H Shares	1,400,094	14,048,544
TOTAL CONSUMER STAPLES		128,056,205
Energy - 0.4%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	3,794,000	4,893,200
Sinopec Oilfield Service Corp H Shares (b)	5,078,000	649,078
		5,542,278
Oil, Gas & Consumable Fuels - 0.4%
China Petroleum & Chemical Corp H Shares	132,880,000	92,567,938
PetroChina Co Ltd H Shares	28,291,185	34,498,799
		127,066,737
TOTAL ENERGY		132,609,015
Financials - 1.9%
Banks - 0.8%
Bank of Chengdu Co Ltd A Shares (China)	9,160,570	21,598,439
China Construction Bank Corp H Shares	219,327,837	223,142,792
China Merchants Bank Co Ltd A Shares (China)	393,000	2,220,517
China Merchants Bank Co Ltd H Shares	2,509,243	15,664,727
Industrial & Commercial Bank of China Ltd H Shares	40,265,045	33,196,505
		295,822,980
Capital Markets - 0.0%
Huatai Securities Co Ltd H Shares (d)(e)	1,377,400	2,954,313
Insurance - 1.1%
China Life Insurance Co Ltd H Shares	36,038,101	145,471,692
China Pacific Insurance Group Co Ltd H Shares	3,256,982	14,962,284
People's Insurance Co Group of China Ltd/The H Shares	11,647,000	9,542,816
PICC Property & Casualty Co Ltd H Shares	39,193,319	81,107,937
Ping An Insurance Group Co of China Ltd H Shares	13,006,027	112,510,522
		363,595,251
TOTAL FINANCIALS		662,372,544
Health Care - 1.0%
Biotechnology - 0.0%
Innovent Biologics Inc (b)(d)(e)	2,591,347	28,187,697
Health Care Equipment & Supplies - 0.1%
APT Medical Inc A Shares (China)	1,185,302	42,557,634
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,904,800	1,239,286
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	95,600	2,591,635
		46,388,555
Health Care Providers & Services - 0.0%
Hygeia Healthcare Holdings Co Ltd (b)(d)(e)	857,600	1,455,751
Sinopharm Group Co Ltd H Shares	858,000	2,318,445
		3,774,196
Health Care Technology - 0.0%
Medlive Technology Co Ltd (d)(e)	1,101,000	1,265,178
Life Sciences Tools & Services - 0.4%
Wuxi Apptec Co Ltd H Shares (d)(e)	8,210,773	124,892,245
Pharmaceuticals - 0.5%
Consun Pharmaceutical Group Ltd	5,545,843	12,759,820
Hansoh Pharmaceutical Group Co Ltd (d)(e)	34,027,360	152,056,204
		164,816,024
TOTAL HEALTH CARE		369,323,895
Industrials - 2.4%
Commercial Services & Supplies - 0.0%
China Everbright Environment Group Ltd	3,385,000	2,215,303
Construction & Engineering - 0.0%
China Railway Group Ltd H Shares	4,026,000	2,660,534
Electrical Equipment - 1.3%
Contemporary Amperex Technology Co Ltd A Shares (China)	5,600,628	279,296,431
Sieyuan Electric Co Ltd A Shares (China)	5,716,485	178,732,886
		458,029,317
Ground Transportation - 0.1%
Full Truck Alliance Co Ltd ADR	2,694,367	25,273,162
Machinery - 1.0%
Airtac International Group	750,000	28,813,046
Huaming Power Equipment Co Ltd A Shares (China)	9,494,772	46,517,211
Neway Valve Suzhou Co Ltd A Shares (China)	3,097,600	25,293,167
Sany Heavy Equipment International Holdings Co Ltd	5,973,000	12,024,791
Sany Heavy Industry Co Ltd A Shares (China)	17,892,700	60,397,190
Shenzhen Inovance Technology Co Ltd A Shares (China)	10,805,511	114,889,893
UBTech Robotics Corp Ltd H Shares (b)	1,003,365	15,582,592
Weichai Power Co Ltd H Shares	11,416,000	47,599,499
Zhuzhou CRRC Times Electric Co Ltd H Shares	1,520,700	8,626,513
		359,743,902
Passenger Airlines - 0.0%
Spring Airlines Co Ltd A Shares (China)	172,500	1,383,380
TOTAL INDUSTRIALS		849,305,598
Information Technology - 0.6%
Electronic Equipment, Instruments & Components - 0.1%
Luxshare Precision Industry Co Ltd A Shares (China)	3,614,783	26,469,686
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	626,391	32,210,063
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	767,200	30,032,688
Montage Technology Co Ltd A Shares (China)	1,363,300	32,511,114
NAURA Technology Group Co Ltd A Shares (China)	343,940	23,664,869
Xinyi Solar Holdings Ltd	6,916,000	3,058,691
		121,477,425
Software - 0.1%
Pony AI Inc ADR (b)	1,395,072	20,005,332
Technology Hardware, Storage & Peripherals - 0.1%
Lenovo Group Ltd	4,230,000	5,221,185
Xiaomi Corp B Shares (b)(d)(e)	7,369,977	32,596,749
		37,817,934
TOTAL INFORMATION TECHNOLOGY		205,770,377
Materials - 1.1%
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd H Shares	10,469,583	32,786,868
Metals & Mining - 1.0%
Baoshan Iron & Steel Co Ltd A Shares (China)	3,146,001	3,302,792
Chuangxin Industries Holdings Ltd H Shares	9,617,500	29,134,999
JCHX Mining Management Co Ltd A Shares (China)	2,570,000	29,026,888
MMG Ltd (b)	41,266,654	57,020,289
Zijin Mining Group Co Ltd A Shares (China)	19,369,400	111,699,829
Zijin Mining Group Co Ltd H Shares	20,191,436	116,140,632
		346,325,429
Paper & Forest Products - 0.0%
Lee & Man Paper Manufacturing Ltd	2,374,000	1,174,346
TOTAL MATERIALS		380,286,643
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
China Overseas Land & Investment Ltd	3,784,500	6,941,685
KE Holdings Inc A Shares	434,934	2,396,270
TOTAL REAL ESTATE		9,337,955
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
China Longyuan Power Group Corp Ltd H Shares	2,227,000	2,154,867
TOTAL CHINA		4,982,582,547
COLOMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Aris Mining Corp (b)	2,090,538	47,357,226
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)(c)	3,698,018	42,292,497
COTE D'IVOIRE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Endeavour Mining PLC	1,417,294	101,981,164
FRANCE - 0.2%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Hermes International SCA	9,000	21,789,885
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	277,397	63,128,944
TOTAL FRANCE		84,918,829
GEORGIA - 0.1%
Financials - 0.1%
Banks - 0.1%
TBC Bank Group PLC	662,882	42,969,314
GERMANY - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (b)	141,200	15,564,476
GREECE - 0.8%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP Holding SA	705,551	13,172,129
Financials - 0.8%
Banks - 0.8%
Eurobank SA	26,235,467	121,519,325
National Bank of Greece SA	8,104,246	132,004,844
Optima bank SA	1,898,380	21,937,770
TOTAL FINANCIALS		275,461,939
TOTAL GREECE		288,634,068
HONG KONG - 0.4%
Financials - 0.3%
Capital Markets - 0.1%
Futu Holdings Ltd Class A ADR (b)	248,970	37,056,695
Hong Kong Exchanges & Clearing Ltd	98,900	5,283,728
		42,340,423
Insurance - 0.2%
AIA Group Ltd	4,939,200	54,486,954
TOTAL FINANCIALS		96,827,377
Industrials - 0.1%
Machinery - 0.1%
Techtronic Industries Co Ltd	2,139,500	34,650,660
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cowell e Holdings Inc (b)	706,000	2,530,388
Materials - 0.0%
Metals & Mining - 0.0%
Zijin Gold International Co Ltd	494,510	14,778,285
Real Estate - 0.0%
Retail REITs - 0.0%
Link REIT	53,700	266,050
TOTAL HONG KONG		149,052,760
HUNGARY - 1.1%
Financials - 0.8%
Banks - 0.8%
OTP Bank Nyrt	2,391,757	294,815,879
Health Care - 0.3%
Pharmaceuticals - 0.3%
Richter Gedeon Nyrt	2,462,738	92,204,753
TOTAL HUNGARY		387,020,632
INDIA - 5.2%
Communication Services - 0.4%
Media - 0.0%
Affle 3i Ltd (b)	523,256	7,917,511
Wireless Telecommunication Services - 0.4%
Bharti Airtel Ltd	5,745,568	118,633,288
TOTAL COMMUNICATION SERVICES		126,550,799
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Eicher Motors Ltd	293,814	25,858,873
Mahindra & Mahindra Ltd	970,930	36,241,995
		62,100,868
Broadline Retail - 0.0%
Meesho	4,193,605	7,371,533
Hotels, Restaurants & Leisure - 0.1%
Eternal Ltd (b)	18,947,235	51,272,883
TOTAL CONSUMER DISCRETIONARY		120,745,284
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Reliance Industries Ltd	9,601,646	147,046,534
Financials - 2.4%
Banks - 1.7%
Axis Bank Ltd	1,900,195	28,892,183
HDFC Bank Ltd	19,458,226	189,789,163
HDFC Bank Ltd ADR	892,417	28,423,481
ICICI Bank Ltd	11,459,277	174,179,965
ICICI Bank Ltd ADR	375,301	11,450,433
Kotak Mahindra Bank Ltd	5,763,900	26,293,673
State Bank of India	10,648,494	140,592,365
		599,621,263
Capital Markets - 0.2%
360 ONE WAM Ltd	3,017,300	36,585,389
HDFC Asset Management Co Ltd (d)(e)	1,117,229	33,125,176
		69,710,565
Consumer Finance - 0.3%
Bajaj Finance Ltd	8,368,408	91,566,384
Five-Star Business Finance Ltd	2,342,156	10,734,592
		102,300,976
Insurance - 0.2%
HDFC Life Insurance Co Ltd (d)(e)	2,190,246	17,213,080
SBI Life Insurance Co Ltd (d)(e)	1,664,500	37,255,890
		54,468,970
TOTAL FINANCIALS		826,101,774
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Max Healthcare Institute Ltd	3,676,819	44,111,567
Industrials - 0.9%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	896,400	4,379,721
Hindustan Aeronautics Ltd (e)	729,543	31,366,093
		35,745,814
Construction & Engineering - 0.7%
Larsen & Toubro Ltd	5,423,173	254,918,983
Professional Services - 0.1%
Computer Age Management Services Ltd	2,488,200	18,524,059
TOTAL INDUSTRIALS		309,188,856
Information Technology - 0.3%
IT Services - 0.3%
Infosys Ltd	606,521	8,663,634
Tata Consultancy Services Ltd	3,547,668	102,800,791
TOTAL INFORMATION TECHNOLOGY		111,464,425
Materials - 0.2%
Construction Materials - 0.2%
JK Cement Ltd	897,700	55,785,086
Metals & Mining - 0.0%
Tata Steel Ltd	9,246,952	21,571,853
TOTAL MATERIALS		77,356,939
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd	19,306,751	81,009,572
TOTAL INDIA		1,843,575,750
INDONESIA - 0.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	48,988,800	10,344,190
Consumer Staples - 0.1%
Food Products - 0.1%
Indofood CBP Sukses Makmur Tbk PT	27,427,100	12,842,394
Indofood Sukses Makmur Tbk PT	48,320,100	18,590,197
TOTAL CONSUMER STAPLES		31,432,591
Financials - 0.6%
Banks - 0.6%
Bank Central Asia Tbk PT	411,957,213	175,901,508
Bank Rakyat Indonesia Persero Tbk PT	52,452,401	12,206,692
TOTAL FINANCIALS		188,108,200
TOTAL INDONESIA		229,884,981
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Brunello Cucinelli SpA (c)	115,700	11,256,794
JAPAN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Komatsu Ltd	1,807,200	86,746,292
KAZAKHSTAN - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
NAC Kazatomprom JSC GDR (e)	689,505	56,539,410
Financials - 0.2%
Consumer Finance - 0.2%
Kaspi.KZ JSC ADR (b)	1,022,927	72,208,417
TOTAL KAZAKHSTAN		128,747,827
KOREA (SOUTH) - 10.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
KT Corp	204,075	9,071,314
Entertainment - 0.2%
HYBE Co Ltd	220,140	59,235,772
Interactive Media & Services - 0.2%
Kakao Corp	381,479	16,503,348
NAVER Corp	69,954	12,362,711
Webtoon Entertainment Inc (b)(c)	2,456,610	27,636,863
		56,502,922
TOTAL COMMUNICATION SERVICES		124,810,008
Consumer Discretionary - 0.5%
Automobile Components - 0.2%
Hyundai Mobis Co Ltd	197,210	70,799,935
Automobiles - 0.3%
Hyundai Motor Co	186,739	87,399,371
Kia Corp	130,216	18,581,876
		105,981,247
TOTAL CONSUMER DISCRETIONARY		176,781,182
Consumer Staples - 0.2%
Personal Care Products - 0.1%
APR Corp/Korea	164,860	35,774,922
Tobacco - 0.1%
KT&G Corp	429,157	48,605,291
TOTAL CONSUMER STAPLES		84,380,213
Financials - 0.6%
Banks - 0.5%
KB Financial Group Inc	531,365	58,668,293
Shinhan Financial Group Co Ltd	840,672	56,478,618
Woori Financial Group Inc	1,173,453	29,334,695
		144,481,606
Capital Markets - 0.1%
Korea Investment Holdings Co Ltd	278,749	50,036,537
TOTAL FINANCIALS		194,518,143
Health Care - 0.2%
Biotechnology - 0.0%
Samsung Episholdings Co Ltd	1	469
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(d)(e)	55,272	68,241,775
TOTAL HEALTH CARE		68,242,244
Industrials - 1.3%
Aerospace & Defense - 0.4%
Hanwha Aerospace Co Ltd	42,531	35,292,862
Korea Aerospace Industries Ltd	791,485	105,250,665
		140,543,527
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (b)	258,068	19,049,378
LS Electric Co Ltd	120,685	65,954,041
		85,003,419
Industrial Conglomerates - 0.6%
Samsung C&T Corp	270,412	65,815,375
SK Square Co Ltd (b)	262,743	117,680,431
		183,495,806
Machinery - 0.1%
Samsung Heavy Industries Co Ltd (b)	1,574,540	31,653,056
TOTAL INDUSTRIALS		440,695,808
Information Technology - 6.9%
Semiconductors & Semiconductor Equipment - 1.7%
SK Hynix Inc	849,032	625,536,742
Technology Hardware, Storage & Peripherals - 5.2%
Samsung Electronics Co Ltd	11,578,570	1,740,709,131
Samsung Electronics Co Ltd GDR (e)	21,541	78,452,322
		1,819,161,453
TOTAL INFORMATION TECHNOLOGY		2,444,698,195
TOTAL KOREA (SOUTH)		3,534,125,793
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	6,507,000	34,733,277
MALAYSIA - 0.3%
Financials - 0.3%
Banks - 0.3%
CIMB Group Holdings Bhd	53,690,365	110,940,770
MEXICO - 1.8%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV ADR	4,706,200	122,455,324
America Movil SAB de CV Series B	25,058,738	32,578,396
TOTAL COMMUNICATION SERVICES		155,033,720
Consumer Staples - 0.7%
Beverages - 0.2%
Fomento Economico Mexicano SAB de CV ADR (c)	746,522	83,849,351
Consumer Staples Distribution & Retail - 0.4%
BBB Foods Inc Class A (b)	789,595	28,780,738
Grupo Comercial Chedraui SA de CV (c)	2,036,900	13,062,085
Wal-Mart de Mexico SAB de CV Series V	24,447,900	79,127,044
		120,969,867
Food Products - 0.1%
Gruma SAB de CV Series B	1,383,516	24,802,388
TOTAL CONSUMER STAPLES		229,621,606
Financials - 0.2%
Banks - 0.2%
Grupo Financiero Banorte SAB de CV	7,413,233	84,536,339
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	1,274,442	19,468,874
Grupo Aeroportuario del Pacifico SAB de CV Series B (c)	413,804	10,798,021
TOTAL INDUSTRIALS		30,266,895
Materials - 0.3%
Construction Materials - 0.2%
Cemex SAB de CV ADR	4,101,794	51,313,443
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	3,512,465	44,671,653
TOTAL MATERIALS		95,985,096
Real Estate - 0.1%
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV (c)	5,734,492	28,163,009
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV ADR	576,596	21,178,371
TOTAL REAL ESTATE		49,341,380
TOTAL MEXICO		644,785,036
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
BE Semiconductor Industries NV	85,900	19,223,994
NIGERIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Guaranty Trust Holding Co PLC (United Kingdom) (c)	102,934,740	9,161,192
PANAMA - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Copa Holdings SA Class A	26,744	3,706,986
PERU - 1.0%
Financials - 0.7%
Banks - 0.7%
Credicorp Ltd	670,181	232,137,295
Materials - 0.3%
Metals & Mining - 0.3%
Cia de Minas Buenaventura SAA ADR	2,796,684	122,131,190
TOTAL PERU		354,268,485
PHILIPPINES - 0.1%
Industrials - 0.1%
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	3,765,438	46,864,412
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	15,459,299	5,600,661
TOTAL PHILIPPINES		52,465,073
POLAND - 0.3%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Allegro.eu SA (b)(d)(e)	2,715,904	21,096,208
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	1,589,000	17,877,167
Financials - 0.2%
Banks - 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA	2,658,224	68,785,075
TOTAL POLAND		107,758,450
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (Russia) (b)(f)	5,946,277	60
LUKOIL PJSC (b)(f)	345,667	0
LUKOIL PJSC ADR (b)(f)	499,400	5
TOTAL ENERGY		65
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	3,314,825	0
Sberbank of Russia PJSC (Russia) (b)(f)	617,111	6
Sberbank of Russia PJSC ADR (b)(f)	1,653,549	17
TOTAL FINANCIALS		23
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (b)(f)	88,909	0
Phosagro Pjsc GDR (b)(e)(f)	1,718	0
Phosagro Pjsc GDR (b)(e)(f)	1	0
TOTAL MATERIALS		0
TOTAL RUSSIA		88
SAUDI ARABIA - 1.0%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (d)(e)	12,253,500	81,539,726
Financials - 0.8%
Banks - 0.8%
Al Rajhi Bank	7,569,229	203,815,652
Saudi National Bank/The	5,148,043	57,205,053
TOTAL FINANCIALS		261,020,705
TOTAL SAUDI ARABIA		342,560,431
SOUTH AFRICA - 2.5%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
MTN Group Ltd	6,969,838	90,657,564
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Naspers Ltd Class N	4,719,282	262,631,298
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Shoprite Holdings Ltd	1,809,012	30,094,413
Financials - 0.8%
Banks - 0.5%
Capitec Bank Holdings Ltd	278,922	83,112,999
Standard Bank Group Ltd	4,559,390	91,823,884
		174,936,883
Financial Services - 0.3%
FirstRand Ltd	15,242,515	94,985,170
Insurance - 0.0%
OUTsurance Group Ltd	2,886,404	13,397,377
TOTAL FINANCIALS		283,319,430
Materials - 0.6%
Chemicals - 0.1%
Sasol Ltd (b)	6,867,566	62,574,854
Metals & Mining - 0.5%
Harmony Gold Mining Co Ltd	700,747	15,945,321
Harmony Gold Mining Co Ltd ADR	361,919	8,233,657
Impala Platinum Holdings Ltd	4,194,793	93,190,197
Pan African Resources PLC	3,467,707	8,374,473
Pan African Resources PLC (South Africa)	4,831,367	11,667,193
Sibanye Stillwater Ltd (b)	3,924,259	17,432,382
Sibanye Stillwater Ltd ADR (b)	371,521	6,579,637
		161,422,860
TOTAL MATERIALS		223,997,714
TOTAL SOUTH AFRICA		890,700,419
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (b)	25,177,300	5,828,853
TAIWAN - 13.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Eclat Textile Co Ltd	4,591,000	61,913,951
Financials - 0.0%
Banks - 0.0%
CTBC Financial Holding Co Ltd	1,998,000	3,560,804
Financial Services - 0.0%
Chailease Holding Co Ltd	1,294,000	4,290,506
TOTAL FINANCIALS		7,851,310
Industrials - 0.3%
Electrical Equipment - 0.2%
Bizlink Holding Inc	1,042,993	46,885,804
Machinery - 0.1%
Hiwin Technologies Corp	5,450,112	39,964,476
TOTAL INDUSTRIALS		86,850,280
Information Technology - 12.7%
Communications Equipment - 0.2%
Accton Technology Corp	1,859,000	82,975,196
Electronic Equipment, Instruments & Components - 1.8%
Chroma ATE Inc	1,846,968	81,260,468
Delta Electronics Inc	3,024,908	137,907,876
Elite Material Co Ltd	2,256,260	175,517,261
Gold Circuit Electronics Ltd	872,000	22,963,464
Hon Hai Precision Industry Co Ltd	9,478,302	73,430,702
Lotes Co Ltd	48,000	2,716,316
Yageo Corp	13,267,796	126,053,791
Zhen Ding Technology Holding Ltd	408,000	2,718,613
		622,568,491
Semiconductors & Semiconductor Equipment - 10.6%
Alchip Technologies Ltd	150,000	16,690,047
ASE Technology Holding Co Ltd	6,881,000	82,503,398
ASPEED Technology Inc	132,000	40,947,523
eMemory Technology Inc	249,000	20,084,486
Grand Process Technology Corp	288,000	16,343,812
Jentech Precision Industrial Co Ltd	208,000	20,689,919
MediaTek Inc	5,603,767	347,488,580
Novatek Microelectronics Corp	508,000	6,364,981
Taiwan Semiconductor Manufacturing Co Ltd	50,472,742	3,133,844,638
		3,684,957,384
Technology Hardware, Storage & Peripherals - 0.1%
Asustek Computer Inc	236,000	4,002,806
Wiwynn Corp	375,000	47,822,483
		51,825,289
TOTAL INFORMATION TECHNOLOGY		4,442,326,360
TOTAL TAIWAN		4,598,941,901
THAILAND - 0.3%
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL	6,203,222	40,117,362
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Airports of Thailand PCL	27,495,709	48,214,805
TOTAL THAILAND		88,332,167
TURKEY - 0.7%
Financials - 0.2%
Banks - 0.2%
Akbank TAS	10,269,000	21,071,387
Yapi ve Kredi Bankasi AS (b)	57,152,000	56,327,255
TOTAL FINANCIALS		77,398,642
Industrials - 0.5%
Aerospace & Defense - 0.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,292,352	31,459,401
Electrical Equipment - 0.3%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	19,445,915	83,211,910
Transportation Infrastructure - 0.1%
TAV Havalimanlari Holding AS (b)	3,670,113	25,812,922
TOTAL INDUSTRIALS		140,484,233
Materials - 0.0%
Metals & Mining - 0.0%
Eldorado Gold Corp (United States) (c)	358,115	16,623,698
TOTAL TURKEY		234,506,573
UNITED ARAB EMIRATES - 0.9%
Energy - 0.5%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	36,671,724	51,118,070
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	116,559,200	107,894,333
TOTAL ENERGY		159,012,403
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	15,820,567	65,297,177
First Abu Dhabi Bank PJSC	494,600	2,641,960
TOTAL FINANCIALS		67,939,137
Information Technology - 0.0%
IT Services - 0.0%
Presight AI Holding PLC (b)	9,726,000	9,585,527
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC	5,443,000	16,004,247
Emaar Properties PJSC	12,299,456	54,246,794
TOTAL REAL ESTATE		70,251,041
TOTAL UNITED ARAB EMIRATES		306,788,108
UNITED KINGDOM - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Investec PLC	2,121,583	18,355,751
UNITED STATES - 0.6%
Health Care - 0.1%
Biotechnology - 0.1%
BeOne Medicines Ltd H Shares (b)	1,266,924	31,141,126
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.3%
NVIDIA Corp	543,900	96,373,641
Software - 0.1%
Synopsys Inc (b)	76,700	31,753,800
TOTAL INFORMATION TECHNOLOGY		128,127,441
Materials - 0.1%
Metals & Mining - 0.1%
Aura Minerals Inc	381,677	32,232,623
Freeport-McMoRan Inc	234,410	15,958,632
TOTAL MATERIALS		48,191,255
TOTAL UNITED STATES		207,459,822
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	571,553	17,112,441
TOTAL COMMON STOCKS (Cost $13,563,375,247)		21,538,568,185

International Equity Funds - 35.4%
	Shares	Value ($)
Fidelity Advisor China Region Fund - Class Z (g)	5,544,051	346,614,040
Fidelity SAI Emerging Markets Index Fund (g)	88,359,577	1,778,678,278
Fidelity SAI Emerging Markets Low Volatility Index Fund (g)	146,620,078	1,777,035,344
Fidelity SAI Emerging Markets Momentum Index Fund (g)	22,381,902	273,059,199
Fidelity SAI Emerging Markets Value Index Fund (g)	420,802,950	8,285,610,090
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,823,721,325)		12,460,996,951

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	2,462,434	25
Sberbank of Russia PJSC (b)(f)	3,791,522	0

TOTAL RUSSIA		25
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $19,998,262)		25

U.S. Treasury Obligations - 0.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/12/2026	3.55 to 3.57	16,240,000	16,223,620
US Treasury Bills 0% 3/19/2026	3.56	1,210,000	1,207,925
US Treasury Bills 0% 4/16/2026 (i)	3.58 to 3.60	1,920,000	1,911,307
US Treasury Bills 0% 4/2/2026 (i)	3.51 to 3.58	27,370,000	27,284,564
US Treasury Bills 0% 4/9/2026 (i)	3.55 to 3.58	5,820,000	5,797,746
TOTAL U.S. TREASURY OBLIGATIONS (Cost $52,423,707)			52,425,162

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	307,099,020	307,160,440
Fidelity Securities Lending Cash Central Fund (j)(k)	3.69	108,470,917	108,481,764
Invesco Government & Agency Portfolio Institutional Class (l)	3.59	756,788,187	756,788,187
TOTAL MONEY MARKET FUNDS (Cost $1,172,410,248)			1,172,430,391

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $23,631,928,789)	35,224,420,714
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(19,881,820)
NET ASSETS - 100.0%	35,204,538,894

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	9,303	3/2026	745,961,055	61,732,830

The notional amount of long futures as a percentage of Net Assets is 2.1%.

Currency Abbreviations
USD	-	United States Dollar
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $698,536,422 or 2.0% of net assets.

(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $864,894,247 or 2.5% of net assets.

(f)	Level 3 security.
(g)	Affiliated fund.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,694,261.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.
(l)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,382,367	3,214,119,369	3,147,337,572	7,947,683	(3,724)	-	307,160,440	307,099,020	0.5%
Fidelity Securities Lending Cash Central Fund	182,642,111	1,411,370,182	1,485,528,470	893,731	(2,059)	-	108,481,764	108,470,917	0.3%
Total	423,024,478	4,625,489,551	4,632,866,042	8,841,414	(5,783)	-	415,642,204

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity China Region Fund Class Z	159,406,093	90,058,999	-	6,058,998	-	97,148,948	346,614,040	5,544,051
Fidelity SAI Emerging Markets Index Fund	2,459,468,029	347,246,503	2,000,000,000	86,824,139	607,399,805	364,563,941	1,778,678,278	88,359,577
Fidelity SAI Emerging Markets Low Volatility Index Fund	1,516,874,526	208,800,374	20,000,000	122,800,375	(540,885)	71,901,329	1,777,035,344	146,620,078
Fidelity SAI Emerging Markets Momentum Index Fund	-	224,170,711	-	170,711	-	48,888,488	273,059,199	22,381,902
Fidelity SAI Emerging Markets Value Index Fund	5,479,227,687	580,965,711	89,000,000	272,965,710	10,874,825	2,303,541,867	8,285,610,090	420,802,950
	9,614,976,335	1,451,242,298	2,109,000,000	488,819,933	617,733,745	2,886,044,573	12,460,996,951

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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